Expense Example - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Expense Example:
1 year	$ 695
3 years	949
5 years	1,222
10 years	1,999
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Expense Example:
1 year	303
3 years	627
5 years	1,078
10 years	2,134
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Expense Example:
1 year	497
3 years	807
5 years	1,140
10 years	2,078
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	1,225
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073